Schedule I Condensed financial information of parent company (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 26,105	$ 27,742	$ 48,688	$ 133,250
Prepaid expenses and other current assets	42,322	40,336
Total assets	1,390,322	1,571,116
Liabilities and shareholders' equity
Accrued expenses and other current liabilities	76,783	88,377
Income taxes payable	491	424
Total liabilities	1,237,928	1,339,734
Ordinary shares	20	20
Additional paid-in capital	255,312	255,312
Statutory non-distributable reserves	37,119	37,119
Retained earnings	(182,876)	(98,691)
Accumulated other comprehensive income	41,579	40,113
Total WSP Holdings Limited shareholders' equity	151,154	233,873
Total liabilities and equity	1,390,322	1,571,116
Parent company
Assets
Cash and cash equivalents	2,847	393	140	1,658
Amounts due from subsidiaries	168,406	241,918
Prepaid expenses and other current assets		688
Investments in subsidiaries	57,132	63,436
Total assets	228,385	306,435
Liabilities and shareholders' equity
Accrued expenses and other current liabilities	1,486	3,077
Income taxes payable	492	424
Total liabilities	1,978	3,501
Ordinary shares	20	20
Additional paid-in capital	255,312	255,312
Statutory non-distributable reserves	37,119	37,119
Retained earnings	(107,623)	(29,630)
Accumulated other comprehensive income	41,579	40,113
Total WSP Holdings Limited shareholders' equity	226,407	302,934
Total liabilities and equity	$ 228,385	$ 306,435